Organization - Additional Information (Detail) $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 19, 2016	Jul. 31, 2013	Jul. 30, 2013 CNY (¥)	Jan. 31, 2011 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($) Entity	Dec. 31, 2016 CNY (¥) Entity	Dec. 31, 2015 CNY (¥)
Organization [Line Items]
Number of additional VIEs controlled through Primary Beneficiaries | Entity						2	2
Assets pledged as collateral						$ 48,321	¥ 335,491,000
Unconsolidated VIE's carrying amount of assets						0	0
Unconsolidated VIE's carrying amount of liabilities						0	0
Maximum exposure to loss related to arrangements with variable interest entity							56,713,000
Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment")
Organization [Line Items]
Investment repurchased period			5 years
Investment repurchase agreement, description of investments subject to agreement			The 10% equity interest in Asia Cloud Investment held by the SOE is contractually required to be repurchased by 21Vianet Technology by the end of five years from the establishment of Asia Cloud Investment at a consideration equivalent to the higher of the then fair value and the investment cost of RMB100,000. The SOE is also entitled to a cumulative dividend at 8% per annum for its capital contribution of RMB100,000 in Asia Cloud Investment.
Annual cumulative dividend percentage			8.00%
Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") | Minimum
Organization [Line Items]
Investment consideration at time of repurchase			¥ 100,000,000
Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") | Variable Interest Entities
Organization [Line Items]
Contributed capital			1,000,000,000
Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") | Variable Interest Entities | 21Vianet Hong Kong Entities
Organization [Line Items]
Contributed capital			¥ 900,000,000
Business acquisition, equity interests acquired			90.00%
Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") | Variable Interest Entities | State Owned Entity
Organization [Line Items]
Contributed capital			¥ 100,000,000
Minority interest ownership percentage			10.00%
Long Term Bank Borrowings
Organization [Line Items]
Loans, aggregate principal amount			¥ 900,000,000
Debt instrument, stated rate			4.00%
Long Term Bank Borrowings | Term Loan One
Organization [Line Items]
Debt instrument, maturity date		Aug. 28, 2015
Long Term Bank Borrowings | Term Loan Two
Organization [Line Items]
Debt instrument, maturity date		Sep. 10, 2015
Short-term investments
Organization [Line Items]
Held-to-maturity securities						$ 40,033	¥ 277,946,000	¥ 102,300,000
Short-term investments | Floating Rate Principal Unguaranteed Investments
Organization [Line Items]
Held-to-maturity securities								¥ 102,300,000
Option Agreement
Organization [Line Items]
Exclusive option price					¥ 1,000
Agreement agreement between 21Vianet China and the 21Vianet Technology, term	10 years				10 years
Agreement agreement between 21Vianet China and the 21Vianet Technology, expiration date	Dec. 18, 2026				Dec. 18, 2016
Technical Consulting and Service Agreement
Organization [Line Items]
Agreement agreement between 21Vianet China and the 21Vianet Technology, term	10 years				10 years
Agreement agreement between 21Vianet China and the 21Vianet Technology, expiration date	Dec. 18, 2026				Dec. 18, 2016
Service fee per hour					¥ 1,000
Loan Agreement | Shareholders | Loan one
Organization [Line Items]
Loan facility provided to related parties				¥ 7,000,000
Loan Agreement | Shareholders | Loan Two
Organization [Line Items]
Loan facility provided to related parties				¥ 3,000,000